Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits
Time deposits with balances exceeded FDIC insurance limit of $250,000	$ 104.9	$ 63.2
Brokered deposits	39.8	9.8
Cash reserve deposit required as per Federal Reserve Bank	1.8
Average compensating balances	$ 787,000.0	$ 1.5